UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Item 1. Report to Stockholders.

(a)

Akre Focus Fund
Retail Class | AKREX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about the Akre Focus Fund for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://www.akrefund.com/documents-and-forms/. You can also request this information by contacting us at 1-877-862-9556.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$70	1.32%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Akre Focus Fund’s performance for the six months ended January 31, 2025, for the Retail class was 9.69% compared with its benchmark, the S&P 500 Total Return, at 10.12%. The Fund invests primarily in securities of companies, of any size market capitalization, listed on U.S. stock exchanges. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments.
Continued strong performance out of the Magnificent 7 and our Fund continuing not to own those names caused the Fund to lag the benchmark over the past six months. We remain very confident in our portfolio holdings and view our lack of exposure to the Magnificent 7 as offering not only strong absolute performance, but also important diversification relative to the major indices. The market continued its behavior of ups and downs around AI euphoria, rate cut hopes, growth, and inflation. Post-election fears of elevated inflation and tariffs had markets on guard in December causing downward pressure on our portfolio.
As we moved further into January of 2025, news around DeepSeek hit the wire causing mayhem in the technology sector. The Fund responded positively for the month of January, as market participants rebalanced their exposure to the Magnificent 7 and into other quality names such as long-time holdings Mastercard and Visa.
The top five contributors to performance over the six months ended January 31, 2025, were KKR, Mastercard, Visa, Brookfield Corp., and Moody’s.
The top five detractors from performance over the six months ended January 31, 2025, were American Tower, Danaher, Airbnb, CoStar, and Carmax.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following graph  reflects a hypothetical $10,000 investment in the class of shares noted over the 10-year period ended January 31, 2025. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Akre Focus Fund	PAGE 1	TSR-SAR-742935117

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year	15 Year
Retail Class	22.36	12.35	14.82	15.93
S&P 500 Total Return	26.38	15.17	13.76	14.37
S&P 500 Equal Weight Total Return	18.00	11.93	10.96	13.10
Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$12,611,482,611
Number of Holdings	16
Net Advisory Fee	$58,229,847
Portfolio Turnover	2%
Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top Holdings	(% of net assets)
Constellation Software, Inc.	12.1%
Mastercard, Inc. - Class A	11.3%
KKR & Co., Inc.	11.1%
Moody’s Corp.	9.4%
Visa, Inc. - Class A	8.7%
Brookfield Corp. - Class A	8.4%
O’Reilly Automotive, Inc.	6.7%
Roper Technologies, Inc.	6.4%
CoStar Group, Inc.	5.1%
Topicus.com, Inc.	4.4%

Top Sectors*	(% of net assets)
Financials	49.0%
Information Technology	23.9%
Consumer Discretionary	10.2%
Real Estate	9.5%
Health Care	3.1%
Cash & Other	4.3%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.akrefund.com/documents-and-forms/.
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your fund documents not be householded, please contact the Fund’s transfer agent toll free at 1-877-862-9556, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund’s transfer agent or your financial intermediary.
Akre Focus Fund	PAGE 2	TSR-SAR-742935117

Akre Focus Fund
Institutional Class | AKRIX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about the Akre Focus Fund for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://www.akrefund.com/documents-and-forms/. You can also request this information by contacting us at 1-877-862-9556.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.06%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Akre Focus Fund’s performance for the six months ended January 31, 2025, for the Institutional class was 9.85% compared with its benchmark, the S&P 500 Total Return, at 10.12%. The Fund invests primarily in securities of companies, of any size market capitalization, listed on U.S. stock exchanges. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments.
Continued strong performance out of the Magnificent 7 and our Fund continuing not to own those names caused the Fund to lag the benchmark over the past six months. We remain very confident in our portfolio holdings and view our lack of exposure to the Magnificent 7 as offering not only strong absolute performance, but also important diversification relative to the major indices. The market continued its behavior of ups and downs around AI euphoria, rate cut hopes, growth, and inflation. Post-election fears of elevated inflation and tariffs had markets on guard in December causing downward pressure on our portfolio.
As we moved further into January of 2025, news around DeepSeek hit the wire causing mayhem in the technology sector. The Fund responded positively for the month of January, as market participants rebalanced their exposure to the Magnificent 7 and into other quality names such as long-time holdings Mastercard and Visa.
The top five contributors to performance over the six months ended January 31, 2025, were KKR, Mastercard, Visa, Brookfield Corp., and Moody’s.
The top five detractors from performance over the six months ended January 31, 2025, were American Tower, Danaher, Airbnb, CoStar, and Carmax.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following graph  reflects a hypothetical $250,000 investment in the class of shares noted over the 10-year period ended January 31, 2025. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Akre Focus Fund	PAGE 1	TSR-SAR-742935125

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year	15 Year
Institutional Class	22.69	12.65	15.13	16.23
S&P 500 Total Return	26.38	15.17	13.76	14.37
S&P 500 Equal Weight Total Return	18.00	11.93	10.96	13.10
Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$12,611,482,611
Number of Holdings	16
Net Advisory Fee	$58,229,847
Portfolio Turnover	2%
Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top Holdings	(% of net assets)
Constellation Software, Inc.	12.1%
Mastercard, Inc. - Class A	11.3%
KKR & Co., Inc.	11.1%
Moody’s Corp.	9.4%
Visa, Inc. - Class A	8.7%
Brookfield Corp. - Class A	8.4%
O’Reilly Automotive, Inc.	6.7%
Roper Technologies, Inc.	6.4%
CoStar Group, Inc.	5.1%
Topicus.com, Inc.	4.4%

Top Sectors*	(% of net assets)
Financials	49.0%
Information Technology	23.9%
Consumer Discretionary	10.2%
Real Estate	9.5%
Health Care	3.1%
Cash & Other	4.3%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.akrefund.com/documents-and-forms/.
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your fund documents not be householded, please contact the Fund’s transfer agent toll free at 1-877-862-9556, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund’s transfer agent or your financial intermediary.
Akre Focus Fund	PAGE 2	TSR-SAR-742935125

Akre Focus Fund
Supra Institutional Class | AKRSX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about the Akre Focus Fund for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://www.akrefund.com/documents-and-forms/. You can also request this information by contacting us at 1-877-862-9556.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$52	0.98%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Akre Focus Fund’s performance for the six months ended January 31, 2025, for the Supra class was 9.89% compared with its benchmark, the S&P 500 Total Return, at 10.12%. The Fund invests primarily in securities of companies, of any size market capitalization, listed on U.S. stock exchanges. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments.
Continued strong performance out of the Magnificent 7 and our Fund continuing not to own those names caused the Fund to lag the benchmark over the past six months. We remain very confident in our portfolio holdings and view our lack of exposure to the Magnificent 7 as offering not only strong absolute performance, but also important diversification relative to the major indices. The market continued its behavior of ups and downs around AI euphoria, rate cut hopes, growth, and inflation. Post-election fears of elevated inflation and tariffs had markets on guard in December causing downward pressure on our portfolio.
As we moved further into January of 2025, news around DeepSeek hit the wire causing mayhem in the technology sector. The Fund responded positively for the month of January, as market participants rebalanced their exposure to the Magnificent 7 and into other quality names such as long-time holdings Mastercard and Visa.
The top five contributors to performance over the six months ended January 31, 2025, were KKR, Mastercard, Visa, Brookfield Corp., and Moody’s.
The top five detractors from performance over the six months ended January 31, 2025, were American Tower, Danaher, Airbnb, CoStar, and Carmax.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The following graph  reflects a hypothetical $300,000,000 investment in the class of shares noted over the 10-year period ended January 31, 2025. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $300,000,000)
Akre Focus Fund	PAGE 1	TSR-SAR-74316P751

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Supra Institutional Class	22.79	12.75	15.42
S&P 500 Total Return	26.38	15.17	14.65
S&P 500 Equal Weight Total Return	18.00	11.93	11.79
Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$12,611,482,611
Number of Holdings	16
Net Advisory Fee	$58,229,847
Portfolio Turnover	2%
Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top Holdings	(% of net assets)
Constellation Software, Inc.	12.1%
Mastercard, Inc. - Class A	11.3%
KKR & Co., Inc.	11.1%
Moody’s Corp.	9.4%
Visa, Inc. - Class A	8.7%
Brookfield Corp. - Class A	8.4%
O’Reilly Automotive, Inc.	6.7%
Roper Technologies, Inc.	6.4%
CoStar Group, Inc.	5.1%
Topicus.com, Inc.	4.4%

Top Sectors*	(% of net assets)
Financials	49.0%
Information Technology	23.9%
Consumer Discretionary	10.2%
Real Estate	9.5%
Health Care	3.1%
Cash & Other	4.3%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.akrefund.com/documents-and-forms/.
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple  accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please  contact the Fund’s transfer agent toll free at 1-877-862-9556, or contact your financial intermediary. Your instructions will  typically be effective within 30 days of receipt by the Fund’s transfer agent or your financial intermediary.
Akre Focus Fund	PAGE 2	TSR-SAR-74316P751

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Akre Focus Fund
Core Financial Statements
January 31, 2025

Akre Focus Fund
Schedule of Investments
January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.2%
Capital Markets - 29.0%(a)
Brookfield Corp. - Class A	17,311,000	$1,059,433,200
KKR & Co., Inc.	8,412,500	1,405,476,375
Moody’s Corp.	2,379,000	1,188,167,760
		3,653,077,335
Financial Services - 20.0%
Mastercard, Inc. - Class A	2,575,500	1,430,509,965
Visa, Inc. - Class A	3,193,000	1,091,367,400
		2,521,877,365
Hotels, Restaurants & Leisure - 2.6%
Airbnb, Inc. - Class A(b)	2,486,139	326,106,853
Life Sciences Tools & Services - 3.1%
Danaher Corp.	1,750,000	389,795,000
Real Estate Management & Development - 5.1%
CoStar Group, Inc.(b)	8,337,746	638,671,343
Software - 23.8%
CCC Intelligent Solutions Holdings, Inc.(b)	10,681,398	118,670,332
Constellation Software, Inc.	465,000	1,520,730,932
Roper Technologies, Inc.	1,406,250	809,507,812
Topicus.com, Inc.	5,970,000	560,256,167
		3,009,165,243
Specialty Retail - 6.7%
O’Reilly Automotive, Inc.(b)	655,000	847,845,100
Textiles, Apparel & Luxury Goods - 0.9%
LVMH Moet Hennessy Louis Vuitton SE	154,617	112,840,977
TOTAL COMMON STOCKS (Cost $3,290,401,289)		11,499,379,216
REAL ESTATE INVESTMENT TRUSTS - 4.4%
American Tower Corp.	2,999,000	554,665,050
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $211,013,289)		554,665,050
	Contracts
WARRANTS - 0.0%(c)
Software - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(b)(d)	628,500	0
TOTAL WARRANTS (Cost $0)		0
TOTAL INVESTMENTS - 95.6% (Cost $3,501,414,578)		$12,054,044,266
Money Market Deposit Account - 3.7%(e)		467,140,732
Other Assets in Excess of Liabilities - 0.7%		90,297,613
TOTAL NET ASSETS - 100.0%		$12,611,482,611

The accompanying notes are an integral part of these financial statements.

1

Akre Focus Fund
Schedule of Investments
January 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of January 31, 2025.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2025 was 4.130%.

The accompanying notes are an integral part of these financial statements.

2

Akre Focus Fund
Statement of Assets and Liabilities
January 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$12,054,044,266
Cash	567,140,732
Receivable for investments sold	68,179,910
Dividends receivable	9,838,240
Receivable for fund shares sold	1,979,680
Interest receivable	1,121,693
Prepaid expenses and other assets	51,306
Total assets	12,702,355,827
LIABILITIES:
Payable for capital shares redeemed	77,738,283
Payable to adviser	9,294,656
Payable for distribution and shareholder servicing fees	2,574,866
Payable for fund administration and accounting fees	642,872
Payable for transfer agent fees and expenses	219,488
Payable for custodian fees	91,874
Payable for compliance fees	2,520
Payable for expenses and other liabilities	308,657
Total liabilities	90,873,216
NET ASSETS	$12,611,482,611
NET ASSETS CONSISTS OF:
Paid-in capital	$2,746,602,836
Total distributable earnings	9,864,879,775
Total net assets	$12,611,482,611
Institutional Class
Net assets	$7,027,627,633
Shares issued and outstanding(a)	97,866,062
Net asset value per share	$71.81
Retail Class
Net assets	$4,366,230,545
Shares issued and outstanding(a)	63,639,526
Net asset value per share	$68.61
Supra Institutional Class
Net assets	$1,217,624,433
Shares issued and outstanding(a)	16,793,556
Net asset value per share	$72.51
COST:
Investments, at cost	$3,501,414,578

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Akre Focus Fund
Statement of Operations
For the Period Ended January 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$40,669,680
Less: Dividend withholding taxes	(699,136)
Interest income	3,536,461
Securities lending income	16
Total investment income	43,507,021
EXPENSES:
Investment advisory fees	58,229,847
Distribution expenses - Retail Class	5,756,385
Shareholder service costs - Institutional Class	2,849,272
Shareholder service costs - Retail Class	2,164,401
Fund administration and accounting fees	2,161,636
Transfer agent fees	2,131,764
Custodian fees	259,998
Reports to shareholders	159,106
Trustees’ fees	142,066
Federal and state registration fees	44,593
Audit fees	10,758
Compliance fees	7,561
Legal fees	2,284
Other expenses and fees	43,079
Total expenses	73,962,750
NET INVESTMENT LOSS	(30,455,729)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,429,234,138
Foreign currency translation	56,548
Net realized gain (loss)	1,429,290,686
Net change in unrealized appreciation (depreciation) on:
Investments	(211,674,101)
Net change in unrealized appreciation (depreciation)	(211,674,101)
Net realized and unrealized gain (loss)	1,217,616,585
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,187,160,856

The accompanying notes are an integral part of these financial statements.

4

Akre Focus Fund
Statements of Changes in Net Assets

	Period Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$(30,455,729)	$(34,083,436)
Net realized gain (loss)	1,429,290,686	2,704,237,419
Net change in unrealized appreciation (depreciation)	(211,674,101)	295,612,824
Net increase (decrease) in net assets from operations	1,187,160,856	2,965,766,807
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders - Institutional Class	(322,614,955)	(248,993,930)
Distributions to shareholders - Retail Class	(219,658,206)	(157,812,966)
Distributions to shareholders - Supra Institutional Class	(55,506,750)	(37,745,263)
Total distributions to shareholders	(597,779,911)	(444,552,159)
CAPITAL TRANSACTIONS:
Subscriptions - Institutional Class	1,074,270,620	2,873,682,335
Reinvestments - Institutional Class	266,592,065	207,484,617
Redemptions - Institutional Class	(1,844,126,832)	(4,933,996,217)
Redemption fees - Institutional Class	12,237	24,139
Subscriptions - Retail Class	82,980,522	121,651,944
Reinvestments - Retail Class	201,455,103	145,150,162
Redemptions - Retail Class	(698,970,153)	(967,582,052)
Redemption fees - Retail Class	7,888	14,867
Subscriptions - Supra Institutional Class	33,666,749	84,783,233
Reinvestments - Supra Institutional Class	1,665	1,005
Redemptions - Supra Institutional Class	(68,806,796)	(184,419,798)
Redemption fees - Supra Institutional Class	2,081	3,675
Net increase (decrease) in net assets from capital transactions	(952,914,851)	(2,653,202,090)
NET INCREASE (DECREASE) IN NET ASSETS	(363,533,906)	(131,987,442)
NET ASSETS:
Beginning of the period	12,975,016,517	13,107,003,959
End of the period	$12,611,482,611	$12,975,016,517
SHARES TRANSACTIONS
Subscriptions - Institutional Class	15,400,393	48,433,287
Reinvestments - Institutional Class	3,771,818	3,615,345
Redemptions - Institutional Class	(26,437,079)	(83,493,090)
Subscriptions - Retail Class	1,258,035	2,126,432
Reinvestments - Retail Class	2,981,870	2,633,826
Redemptions - Retail Class	(10,601,424)	(16,840,438)
Subscriptions - Supra Institutional Class	481,192	1,399,428
Reinvestments - Supra Institutional Class	23	18
Redemptions - Supra Institutional Class	(978,722)	(3,056,852)
Total increase (decrease) in shares outstanding	(14,123,894)	(45,182,044)

The accompanying notes are an integral part of these financial statements.

5

Akre Focus Fund
Financial Highlights
Institutional Class

	Period Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$68.40	$55.85	$56.74	$66.05	$51.95	$45.00
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.14)	(0.11)	0.01	(0.28)	(0.03)	(0.14)
Net realized and unrealized gain (loss) on investments(b)	6.82	14.70	2.22	(6.69)	14.13	8.42
Total from investment operations	6.68	14.59	2.23	(6.97)	14.10	8.28
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.27)	(2.04)	(3.12)	(2.34)	—	(1.33)
Total distributions	(3.27)	(2.04)	(3.12)	(2.34)	—	(1.33)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$71.81	$68.40	$55.85	$56.74	$66.05	$51.95
TOTAL RETURN(d)	9.85%	26.85%	4.73%	−11.03%	27.14%	18.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,027,628	$7,191,335	$7,627,805	$8,722,196	$10,107,359	$7,615,987
Ratio of expenses to average net assets(e)	1.06%	1.06%	1.04%	1.04%	1.04%	1.05%
Ratio of net investment income (loss) to average net assets(e)	(0.39)%	(0.18)%	0.03%	(0.46)%	(0.06)%	(0.30)%
Portfolio turnover rate(d)	2%	5%	2%	1%	10%	4%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

6

Akre Focus Fund
Financial Highlights
Retail Class

	Period Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$65.58	$53.76	$54.88	$64.13	$50.57	$43.95
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.22)	(0.26)	(0.12)	(0.43)	(0.17)	(0.25)
Net realized and unrealized gain (loss) on investments(b)	6.52	14.12	2.12	(6.48)	13.73	8.20
Total from investment operations	6.30	13.86	2.00	(6.91)	13.56	7.95
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.27)	(2.04)	(3.12)	(2.34)	—	(1.33)
Total distributions	(3.27)	(2.04)	(3.12)	(2.34)	—	(1.33)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$68.61	$65.58	$53.76	$54.88	$64.13	$50.57
TOTAL RETURN(d)	9.69%	26.51%	4.46%	−11.27%	26.81%	18.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,366,231	$4,590,415	$4,412,682	$4,805,276	$6,236,285	$6,134,596
Ratio of expenses to average net assets(e)	1.32%	1.33%	1.31%	1.30%	1.30%	1.31%
Ratio of net investment income (loss) to average net assets(e)	(0.65)%	(0.45)%	(0.23)%	(0.72)%	(0.32)%	(0.55)%
Portfolio turnover rate(d)	2%	5%	2%	1%	10%	4%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

Akre Focus Fund
Financial Highlights
SUPRA INSTITUTIONAL CLASS

	Period Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$69.01	$56.29	$57.11	$66.42	$52.19	$45.16
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.11)	(0.06)	0.05	(0.23)	0.02	(0.09)
Net realized and unrealized gain (loss) on investments(b)	6.88	14.82	2.25	(6.74)	14.21	8.45
Total from investment operations	6.77	14.76	2.30	(6.97)	14.23	8.36
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.27)	(2.04)	(3.12)	(2.34)	—	(1.33)
Total distributions	(3.27)	(2.04)	(3.12)	(2.34)	—	(1.33)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$72.51	$69.01	$56.29	$57.11	$66.42	$52.19
TOTAL RETURN(d)	9.89%	26.93%	4.82%	−10.97%	27.27%	18.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,217,624	$1,193,267	$1,066,517	$1,195,490	$1,375,920	$1,039,239
Ratio of expenses to average net assets(e)	0.98%	0.98%	0.96%	0.96%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(e)	(0.31)%	(0.11)%	0.10%	(0.38)%	0.03%	(0.19)%
Portfolio turnover rate(d)	2%	5%	2%	1%	10%	4%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

8

Akre Focus Fund
NOTES TO FINANCIAL STATEMENTS
January 31, 2025
NOTE 1 – ORGANIZATION
The Fund is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund commenced operations on August 31, 2009.
The Fund offers Retail, Institutional, and Supra Institutional Class shares. The Retail and Institutional Classes commenced operations on August 31, 2009, and the Supra Institutional Class commenced operations on August 31, 2015. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses and each class of shares bears its own shareholder servicing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The investment objective of the Fund is to seek to achieve long-term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Securities for which market quotations are not readily available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Akre Capital Management, LLC (the “Adviser”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

9

Akre Focus Fund
NOTES TO FINANCIAL STATEMENTS
January 31, 2025(Continued)
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$11,499,379,216	$—	$—	$11,499,379,216
Real Estate Investment Trusts	554,665,050	—	—	554,665,050
Warrants	—	—	0	0
Total Investments in Securities	$12,054,044,266	$—	$0	$12,054,044,266

As of January 31, 2025, the fund held one level 3 security fair valued at $0. There were no purchases, sales or transfers of level 3 assets during the six months ended January 31, 2025.

Type of Security	Fair Value at Janaury 31, 2025	Valuation Techniques	Unobservable Input	Input Value(s)
Warrants	$ 0	Fair Value	N/A	0.00%

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.
The Adviser as the Fund’s Valuation Designee under Rule 2a-5 under the 1940 Act, oversees valuation techniques.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

10

Akre Focus Fund
NOTES TO FINANCIAL STATEMENTS
January 31, 2025(Continued)
The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.
The Fund does not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Such fluctuations are included with the net realized gain or loss from investments. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended July 31, 2024, the Fund deferred, on a tax basis, no late-year losses. The Fund did not defer any post-October losses or have any capital loss carry-forwards.
As of January 31, 2025, the Fund did not have any tax positions that did not meet the “more likely than not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of January 31, 2025, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The

11

Akre Focus Fund
NOTES TO FINANCIAL STATEMENTS
January 31, 2025(Continued)
offering and redemption price per share for the Fund is equal to the Fund’s NAV per share. The Fund charges a 1.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.
H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s).  The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
K.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Akre Capital Management, LLC provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.90% of the average daily net assets of the Fund. The investment advisory fees incurred by the Fund for the six months ended January 31, 2025, are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.
The Adviser has contractually agreed to reduce fees and/or pay Fund expenses in order to limit the annual ratio of expenses for shares of the Fund to 1.04% of the Fund’s average daily net assets (the “Expense Cap”), excluding distribution expenses, shareholder servicing fees, and any other class-specific expenses. The current Expense Cap for the Fund is in place indefinitely, and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is

12

Akre Focus Fund
NOTES TO FINANCIAL STATEMENTS
January 31, 2025(Continued)
subject to the Board’s review and approval. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The Fund operated below the current Expense Cap and accordingly, the Adviser did not waive any fees or reimburse expenses for the six months ended January 31, 2025. Any amount due from the Adviser is paid monthly to the Fund, if applicable.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended January 31, 2025, are disclosed in the Statement of Operations.
Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act on behalf of the Retail Class shares and a Shareholder Servicing Plan on behalf of the Retail, Institutional, and Supra Institutional Class shares. The Distribution Plan provides that the Fund may pay an annual fee to the Distributor of up to 0.25% of the average daily net assets of Retail Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. No distribution fees are paid by Institutional Class or Supra Institutional Class shares. Under the Shareholder Servicing Plan, the Retail, Institutional, and Supra Institutional Classes are authorized to pay an annual shareholder servicing fee of up to 0.10%, 0.10%, and 0.03% of each class’s average daily net assets, respectively. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. For the six months ended January 31, 2025, the distribution fees and shareholder servicing fees incurred by the Fund are disclosed in the Statement of Operations.
NOTE 4 – SECURITIES LENDING
The Fund may lend up to 33 1/3% of its total asset value to brokers, dealers, and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.
The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing year. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.
The Fund’s loaned securities are collateralized by cash equivalents. The cash collateral is invested by U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.
For the six months ended January 31, 2025, the Fund did not have any securities on loan.
The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund (a money market fund subject to Rule 2a-7 under the 1940 Act). The remaining contractual maturity of all the securities lending transactions is overnight and continuous.
The interest income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them (“Income from securities lending, net”) is reflected in the Statement of Operations.

13

Akre Focus Fund
NOTES TO FINANCIAL STATEMENTS
January 31, 2025(Continued)
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the six months ended January 31, 2025, the cost of purchases and the proceeds from the sale or maturity of securities, other than short-term investments, were $222,953,611 and $1,087,791,747, respectively.
For the six months ended January 31, 2025, there were no in-kind purchases of securities, and the in-kind sales transactions were $942,656,990.
There were no purchases, sales, or maturities of long-term U.S. Government securities for the six months ended January 31, 2025.
NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended January 31, 2025 (estimated), and the year ended July 31, 2024, for the Fund was as follows:

	January 31, 2025	July 31, 2024
Distributions paid from:
Long-term capital gain[1]	$597,779,911	$444,552,159

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b) (3).
As of the most recent fiscal year ended July 31, 2024, the components of distributable accumulated earnings (losses) on a tax basis were as follows2:

Cost of investments	$3,879,434,437
Gross tax unrealized appreciation	8,777,582,128
Gross tax unrealized depreciation	(13,279,984)
Net tax unrealized appreciation (depreciation)	8,764,302,144
Undistributed ordinary income	—
Undistributed long-term capital gains	511,196,686
Total distributable earnings	511,196,686
Other distributable (accumulated) earnings (losses)	—
Total distributable (accumulated) earnings (losses)	$9,275,498,830

[2]	The difference between book basis and tax basis unrealized appreciation was attributable to wash sales.
NOTE 7 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the six months ended January 31, 2025, was as follows:

Maximum available credit	$400,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of January 31, 2025	—
Average interest rate when in use	—

Interest expense for the six months ended January 31, 2025, is disclosed in the Statement of Operations, if applicable.

14

Akre Focus Fund
NOTES TO FINANCIAL STATEMENTS
January 31, 2025(Continued)
NOTE 8 – REFLOW TRANSACTIONS
The Fund participates in the ReFlow Fund, LLC (“ReFlow”) liquidity program. ReFlow operates an auction program through which it makes a source of capital available to participating funds (like the Fund) to allow participating funds to satisfy some or all of their daily net redemptions. This program is designed to provide an alternative liquidity source to funds on days where redemptions of fund shares exceed purchases. Pursuant to the program, ReFlow stands ready to purchase Fund shares up to the value of net redemptions on a given day, which provides a source of cash to the Fund to satisfy net shareholder redemptions by other shareholders.
Following purchases of the Fund’s shares, ReFlow periodically redeems its entire share position in the Fund and requests that such redemption be met in-kind in accordance with the Fund’s redemption in-kind policies. ReFlow generally redeems its shares when the Fund experiences net sales, when a maximum holding period is reached (currently 8 days), when ReFlow reaches a maximum position in the Fund, or at other times at ReFlow’s or the Adviser’s discretion. While ReFlow holds the Fund’s shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow service, the Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow fees that were incurred by the Fund during the six months ended January 31, 2025, are recorded within the Statement of Operations.
ReFlow’s purchases of the Fund’s shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow will not be subject to the Funds’ investment minimums, the Fund’s redemption fee, or the limitations noted in the “Tools to Combat Frequent Transactions” section within the Fund’s prospectus. The Board has approved the Fund’s use of the ReFlow program. The Adviser believes that the program may assist in stabilizing the Fund’s net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so.
During the six months ended January 31, 2025, the Fund had the following in-kind redemption transactions related to ReFlow:

Redemptions In-Kind
Value of Securities	$942,656,990
Cash	16,284,402
Total Amount	$958,941,392
Reduction in Realized Gains	$835,610,267

The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Fund and are not required to be distributed to shareholders. The Fund has reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.

15

AKRE FOCUS FUND
Approval of Investment Advisory Agreement (Unaudited)
At a meeting held on August 14-15, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Akre Capital Management, LLC (the “Adviser”) for the Akre Focus Fund (the “Fund”) for another annual term. At this meeting and at a prior meeting held on June 13, 2024, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1. The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Trustees considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board noted the actions taken by the Adviser to implement the ReFlow redemption program to assist the Fund in managing its redemption activity and reduce the capital gain to shareholders resulting from such activity. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its Chief Compliance Officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, business continuity plan, and risk management process. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss fund performance and investment outlook, as well as various marketing and compliance topics. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.
2. The Fund’s historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Adviser’s similarly managed accounts, all for periods ended March 31, 2024. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
The Board noted that the Fund underperformed its Morningstar peer group average for the one-year and five-year periods and outperformed for the three-year and ten-year periods. The Board noted that the Fund also underperformed its Cohort average for the one-year and five-year periods and outperformed for the three-year and ten-year periods.
The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting that the Fund outperformed the benchmark for the one-year and ten-year periods and underperformed for the three-year and five-year periods.
The Board also considered the Fund’s outperformance compared to the Adviser’s similarly managed separate account composite for the one-year, three-year, five-year and ten-year periods.

16

AKRE FOCUS FUND
Approval of Investment Advisory Agreement (Unaudited)(Continued)
3. The costs of the services provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Adviser. When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.
The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.14% for the Fund, excluding certain operating expenses and class-level expenses (the “Expense Cap”) and noted that the Fund was currently operating below this level. The Board also considered that the Adviser had agreed to lower the Expense Cap to 1.04% for the next year. The Board noted that the Fund’s net expense ratio (less Rule 12b-1 fees) was higher than that of its Morningstar peer group average. The Board also considered that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were higher than those of its Cohort median and average. The Board also took into consideration the services the Adviser provided to its similarly managed separate account clients and private funds, comparing the fees charged for those management services to the fees charged to the Fund. The Board found that the fees charged to the Fund were below the fees charged by the Adviser to its similarly managed separate account clients and private funds. The Board concluded that the fees paid to the Adviser were fair and reasonable particularly in light of the strong longer term comparative performance of the Fund against benchmarks and peers.
4. Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Cap, noting that the total expense ratio has been below that of the Expense Cap for some time. The Board also considered that economies of scale have been shared with shareholders through increased investments by the Adviser in technology and resources, including investments in personnel related to the investment process to help maintain the Fund’s performance. In addition, the Board considered the out-of-pocket fees paid by the Adviser to support shareholder services as well as the additional resources employed, and costs incurred, in the adoption of the ReFlow redemption program to benefit the Fund and its shareholders. The Board concluded that it would continue to revisit this issue in the future as circumstances changed.
5. The profits to be realized by the Adviser and its affiliates from its relationship with the Fund. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund. The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional material benefits derived by the Adviser from its relationship with the Fund, particularly benefits received in exchange for “soft dollars” and the Rule 12b-1 fees paid to the Adviser. In assessing profitability, the Board took into account that a significant portion of allocated Fund expenses was comprised of a distribution to the Fund’s portfolio management team, as their compensation. After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive and was consistent with the profitability in previous years. The Board determined that the Adviser had maintained adequate financial resources to support the services it provides to the Fund.
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to it. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

17

Akre Focus Fund
ADDITIONAL INFORMATION (Unaudited)
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT reports may also be obtained by calling (877) 862-9556.

18

Akre Focus Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

19

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	4/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	4/4/2025

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	4/4/2025

* Print the name and title of each signing officer under his or her signature.